SCHEDULE OF RIGHT OF USE ASSETS (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 ILS (₪)		Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2025 ILS (₪)
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	$ 1,595		₪ 5,087		₪ 5,342	₪ 5,223
Right of use assets, Cost, Additions	148	[1]	473	[1]	106	119
Right of use assets, Cost, Balance	1,743		5,560		5,087	5,342
Right of use assets, Accumulated amortization, Balance	1,037		3,307		2,296	1,285
Right of use assets, Accumulated amortization, Additions	303		968		1,011	1,011
Right of use assets, Accumulated amortization, Balance	1,340		4,275		3,307	2,296
Right of use assets	403				1,780	3,046	₪ 1,285
Right of use assets, Cost, Other changes					(361)
Property [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	1,389		4,431		4,792	4,760
Right of use assets, Cost, Additions	148	[1]	473	[1]		32
Right of use assets, Cost, Balance	1,537		4,904		4,431	4,792
Right of use assets, Accumulated amortization, Balance	876		2,795		1,902	1,017
Right of use assets, Accumulated amortization, Additions	280		894		893	885
Right of use assets, Accumulated amortization, Balance	1,156		3,689		2,795	1,902
Right of use assets	381				1,636	2,890	1,215
Right of use assets, Cost, Other changes					(361)
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	206		656		550	463
Right of use assets, Cost, Additions		[1]		[1]	106	87
Right of use assets, Cost, Balance	206		656		656	550
Right of use assets, Accumulated amortization, Balance	161		512		394	268
Right of use assets, Accumulated amortization, Additions	23		74		118	126
Right of use assets, Accumulated amortization, Balance	184		₪ 586		512	394
Right of use assets	$ 22				144	₪ 156	₪ 70
Right of use assets, Cost, Other changes

[1]	Additions during the year relate to the extension of the Company’s lease agreement for its office facilities.